Financial instruments and risk management - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 3,314,002	R$ 230,312
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,377,007	351,949
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	1,746,941	674,290
2028
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	192,309	96,273
2029 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (2,255)	R$ (892,200)